Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 4,315	£ 4,618
Other creditors	6,638	7,870
Items in the course of collection due to other banks	89	85
Lease liabilities (refer to Note 20)	971	1,216
Other liabilities	£ 12,013	£ 13,789